Cover	Feb. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2022
Entity File Number	000-10210
Entity Registrant Name	Global Tech Industries Group, Inc.
Entity Central Index Key	0000356590
Entity Tax Identification Number	83-0250943
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	511 Sixth Avenue
Entity Address, City or Town	Suite 800 New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212) -204-7926
Local Phone Number	204-7926
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GTII
Entity Emerging Growth Company	false